UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period: 6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Principal ($)		Value
	ASSET BACKED SECURITIES - 18.7%
446,682	Accredited Mortgage Loan Trust, 2.177% due 10/25/34	$ 398,454
2,915,000	Ameriquest Mortgage Securities, Inc., 0.562% due 3/25/36	1,954,738
1,000,000	Bear Stearns Asset Backed Securities I Trust, 1.502% due 3/25/35	572,644
654,810	CDC Mortgage Capital Trust, 1.952% due 6/25/34	593,829
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.302% due 9/25/32	710,900
367,003	Centex Home Equity Loan Trust 2004-D, 1.152% due 9/25/34	282,806
436,499	Countrywide Asset-Backed Certificates, 0.692% due 4/25/32	289,247
439,795	Countrywide Asset-Backed Certificates, 1.877% due 7/25/34	397,955
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.852% due 7/25/36, 144A	2,036,715
821,862	Delta Funding Home Equity Loan Trust, 7.790% due 5/25/30	821,663
1,139,720	Delta Funding Home Equity Loan Trust, 8.860% due 8/15/30	1,050,073
1,740,325	Equifirst Mortgage Loan Trust, 0.862% due 4/25/35	1,134,991
1,340,209	Finance America Mortgage Loan Trust, 1.172% due 11/25/34	1,043,742
5,000,000	First Frankin Mortgage Loan Trust, 0.822% due 9/25/35	3,632,250
3,100,000	First Frankin Mortgage Loan Trust, 0.650% due 12/25/35	2,244,481
4,200,000	First NLC Trust 2005-4, 0.642% due 2/25/36	2,128,610
1,390,000	Fremont Home Loan Trust, 0.672% due 7/25/35	950,590
237,122	Home Equity Asset Trust, 2.702% due 3/25/33	187,011
956,991	Home Equity Asset Trust, 1.652% due 3/25/35	722,764
271,105	Longbeach Mortgage Loan Trust, 3.077% due 7/25/31	243,976
1,041,247	Longbeach Mortgage Loan Trust, 3.377% due 8/25/33	914,598
2,083,992	Meritage Mortgage Loan Trust, 0.947% due 11/25/35	1,303,629
3,008,469	Merrill Lynch Mortgage Investors Trust Series, 2.327% due 7/25/34	2,354,759
2,371,308	Merrill Lynch Mortgage Investors Trust Series, 0.402% due 7/25/37	945,265
407,668	Morgan Stanley ABS Capital, Inc., 0.312% due 4/25/36	394,818
561,512	Morgan Stanley Home Equity Loan Trust, 0.252% due 4/25/37	339,317
845,758	Morgan Stanley Mortgage Loan Trust, 6.000% due 4/25/37	547,327
1,472,229	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1.457% due 12/25/34	1,074,122
463,358	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.247% due 1/25/35	352,640
1,091,517	New Century Home Equity Loan, 2.477% due 5/25/34	896,778
1,027,807	New Century Home Equity Loan, 1.727% due 11/25/34	796,987
3,637,444	New Century Home Equity Loan, 1.217% due 3/25/35	2,614,609
219,002	Option One Mortgage Accep Corp., 3.152% 6/25/33	183,773
500,000	Park Place Securities, Inc., 0.642% due 8/25/35	387,554
1,097,237	Renaissance Home Equity Loan Trust, 5.157% 11/25/34	992,975
6,500,000	Structured Asset Investment Loan Trust, 0.582% due 12/25/35	3,821,396
550,514	Structured Asset Securities Corp., 2.057% due 2/25/35	500,893
260,000	Terwin Mortgage Trust, 1.652% due 10/25/38, 144A	145,488
	TOTAL ASSET BACKED SECURITIES (Cost $36,768,085)	39,964,367

	CORPORATE BONDS AND NOTES - 61.9%
	AEROSPACE/DEFENSE - 0.3%
550,000	BE Aerospace, Inc., 6.875% due 10/1/20	600,188

	AIRLINES - 1.0%
2,090,440	United Airlines, Inc., 6.750% due 9/15/15	2,113,957

	ALTERNATIVE WASTE TECHNOLOGY - 1.0%
2,000,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20	2,165,000

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	APPAREL MANUFACTURERS - 0.5%
500,000	Quiksilver, Inc., 7.875% due 8/1/18, 144A	$ 510,000
550,000	Quiksilver, Inc., 10.000% due 8/1/20	555,500
		1,065,500
	BROADCAST SERVICE - 0.3%
603,000	Starz Finance Corp., 5.000% due 9/15/19	630,889

	BUILDING PRODUCTS - CEMENT - 0.9%
362,000	Headwaters, Inc., 7.625% due 4/1/19	388,245
1,550,000	US Concrete, Inc., 8.500% due 12/1/18, 144A	1,689,500
		2,077,745
	BUILDING & CONSTRUCT PRODUCT - MISC - 1.3%
3,000,000	Ply Gem Industries, Inc., 6.500% due 2/1/22, 144A	2,913,750

	BUILDING - RESIDENTIAL - 0.5%
120,000	Beazer Homes USA, Inc., 9.125% due 5/15/19	128,550
1,000,000	Weyerhaeuser Real Estate Co., 4.375% due 6/15/19, 144A	1,006,250
		1,134,800
	CABLE/SATELLITE TV - 0.5%
950,000	CCO Holdings LLC, 7.000% due 1/15/19	1,004,625

	CASINO HOTEL - 0.9%
1,775,000	Marina District Finance Co., Inc., 9.875% due 8/15/18	1,879,281

	CELLULAR TELECOM - 0.7%
1,500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	1,576,950

	CHEMICALS - 0.8%
445,000	Cornerstone Chemical Co., 9.375% due 3/15/18, 144A	472,813
1,146,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	1,243,410
		1,716,223
	COAL - 0.4%
900,000	SunCoke Energy, Inc., 7.625% due 8/1/19	955,800

	COMMERCIAL SERVICES - 1.5%
1,100,000	Envision Healthcare Corp., 5.125% due 7/1/22, 144A	1,112,375
2,085,000	Igloo Holdings Corp., 8.250% due 12/15/17, 144A	2,142,337
		3,254,712
	COMPUTER SERVICES - 1.1%
2,302,000	SunGard Data Systems, Inc., 7.375% due 11/15/18	2,434,365

	CONSUMER PRODUCTS - MISC - 1.6%
3,344,000	Armored Autogroup, Inc., 9.250% due 11/1/18	3,536,280

	CONTAINERS - PAPER & PLASTIC - 0.5%
1,000,000	Packaging Dynamics Corp., 8.750% due 2/1/16, 144A	1,030,750

	DATA PROCESSING & MANAGEMENT - 1.1%
2,025,000	First Data Corp., 11.750% due 8/15/21	2,412,281

	DISPOSABLE MEDICAL PRODUCTS - 0.3%
640,000	ConvaTec Finance International SA., 8.250% due 1/15/19, 144A	656,000

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
31,000	National Money Mart Co., 10.375% due 12/15/16	$ 32,744

	DIVERSIFIED MINERALS - 0.2%
431,000	FMG Resources August 2006 Pty Ltd., 6.875% due 2/1/18, 144A	453,627

	DIVERSIFIED OPERATIONS - 0.5%
1,000,000	Alphabet Holding Co., Inc., 7.750% due 11/1/17	1,033,750

	ELECTRIC - 1.4%
1,169,000	Energy Future Intermediate Holding Co LLC, 11.000% due 10/1/21	1,361,885
1,300,000	Energy Future Intermediate Holding Co LLC, 11.750% due 3/1/22, 144A	1,605,500
		2,967,385
	ELECTRONIC COMPONENTS - MISC - 1.0%
625,000	Sanmina Corp., 7.000% due 5/15/19, 144A	659,375
1,500,000	Sanmina Corp., 4.375% due 6/1/19, 144A	1,501,875
		2,161,250
	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.5%
1,000,000	Amkor Technology, Inc., 7.375% due 5/1/18	1,040,000

	ENTERPRISE SOFTWARE/SERVICES - 0.5%
1,050,000	BMC Software, Inc., 7.250% due 6/1/18	1,102,500

	FINANCE - COMMERCIAL - 0.8%
1,750,000	Jefferies Finance LLC, 6.875% due 4/15/22, 144A	1,776,250

	FINANCE - OTHER SERVICES - 1.0%
2,000,000	Icahn Enterprises Finance Corp., 5.875% due 2/1/22	2,105,000

	FOOD - FLOUR & GRAIN - 1.0%
2,000,000	Post Holdings, Inc., 6.000% due 12/15/22, 144A	2,042,500

	FOOD MISCELLANEOUS - 1.4%
1,096,000	Del Monte Corp., 7.625% due 2/15/19	1,143,512
1,865,000	Pinnacle Foods Finance Corp., 4.875% due 5/1/21	1,916,287
		3,059,799
	FOOD - RETAIL - 1.0%
1,980,405	Great Atlantic & Pacific Tea Co., Inc., 11.000% due 2/28/17	2,024,964

	FOOD - WHOLESALE - 0.2%
500,000	U.S. Foods, Inc., 8.500% due 6/30/19	535,750

	HEALTHCARE SERVICES - 0.5%
1,000,000	DaVita, Inc., 6.375% due 11/1/18	1,051,050

	INDEPENDENT POWER PRODUCER - 0.4%
699,000	Genon Energy, Inc., 9.875% due 10/15/20	763,658

	MACHINERY - CONSTRUCTION & MINING - 2.4%
2,500,000	BlueLine Rental Finance Corp., 7.000% due 2/1/19, 144A	2,675,000
1,152,000	Permian Holdings, Inc., 10.500% due 1/15/18, 144A	1,189,440
1,175,000	Vander Intermediate Holding II Corp., 9.750% due 2/1/19, 144A	1,254,312
		5,118,752

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	MACHINERY - GENERAL INDUSTRY - 1.6%
3,500,000	Tempel Steel Co., 12.000% due 8/15/16, 144A	$ 3,482,500

	MEDICAL - BIOMEDICAL - 0.0%
5,000	STHI Holding Corp., 8.000% due 3/15/18, 144A	5,306

	MEDICAL - PRODUCTS - 0.1%
250,000	Mallinckrodt International Finance SA, 3.500% due 4/15/18	250,000

	MEDICAL - HOSPITALS - 0.2%
440,000	Capella Healthcare, Inc., 9.250% due 7/1/17	463,100

	METAL - COPPER - 0.8%
1,750,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	1,769,688

	NON - FERROUS METALS - 0.8%
1,647,000	Thompson Creek Metals Co., 7.375% due 6/1/18	1,634,647

	OIL EXPLORATION & PRODUCTION - 3.9%
1,550,000	Alta Mesa Finance Services Corp., 9.625% due 10/15/18	1,635,250
1,690,000	Chesapeake Oilfield Operating, Inc., 6.625% due 11/15/19	1,825,200
1,260,050	Memorial Resource Finance Corp., 10.000% due 12/15/18, 144A	1,289,119
2,660,000	Newfield Exploration Co., 7.125% due 5/15/18	2,749,775
832,000	Swift Energy Company, 7.125% due 6/1/17	842,400
		8,341,744
	OIL - FIELD SERVICES - 3.1%
2,400,000	McDermott International, Inc., 8.000% due 5/1/21, 144A	2,478,000
795,000	Petroleum Geo-Services, 7.375% due 12/15/18, 144A	852,637
3,171,321	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18	3,222,855
		6,553,492
	OIL & GAS DRILLING - 4.0%
825,000	Hercules Offshore, Inc., 10.250% due 4/1/19, 144A	909,562
2,375,000	Offshore Group Investment Ltd., 7.125% due 4/1/23	2,422,500
1,400,000	Seadrill Ltd., 6.125% due 9/15/17, 144A	1,480,500
3,666,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	3,739,320
		8,551,882
	OIL - US ROYALTY TRUSTS - 0.1%
186,000	IronGate Energy Services LLC., 11.000% due 7/1/18, 144A	193,440

	PUBLISHING - NEWSPAPERS - 0.9%
1,760,000	Gannett Co., Inc., 7.125% due 9/1/18	1,845,800

	REITS - MORTGAGE - 0.6%
1,210,000	iStar Financial, Inc., 4.000% due 11/1/17	1,220,588

	RETAIL - APPAREL - 1.4%
1,130,000	Burlington Holding Finance, Inc., 9.000% due 2/15/18, 144A	1,161,098
1,750,000	Burlington Holding Finance, Inc., 10.000% due 2/15/19	1,914,063
		3,075,161

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	RETAIL - MAJOR DEPARTMENT STORE - 1.3%
2,500,000	Neiman Marcus Group Ltd., Inc., 8.000% due 10/15/21, 144A	$ 2,706,250

	RETAIL - PET FOOD & SUPPLIES - 0.2%
305,000	Petco Holdings, Inc., 8.500% due 10/15/17, 144A	313,387

	RETAIL - SPORTING GOODS - 1.0%
850,000	Academy Finance Corp., 9.250% due 8/1/19, 144A	915,875
1,200,000	New Academy Finance Corp., 8.000% due 6/15/18, 144A	1,228,500
		2,144,375
	SATELLITE TELECOM - 1.4%
2,500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/21	2,746,875
226,000	Telesat Canada/ Telesat LLC, 6.000% due 5/15/17, 144A	233,345
		2,980,220
	STEEL PIPE & TUBE - 0.6%
750,000	Mueller Water Products, Inc., 7.375% due 6/1/17	765,938
375,000	Mueller Water Products, Inc., 8.750% due 9/1/20	418,594
		1,184,532
	STEEL - PRODUCERS - 2.1%
1,840,360	Essar Steel Algoma, Inc., 9.250% due 9/20/14	1,848,421
1,486,000	Essar Steel Algoma, Inc., 9.375% due 3/15/15, 144A	1,489,715
1,117,000	Essar Steel Minnesota LLC., 11.500% due 5/15/20, 144A	1,133,755
		4,471,891
	TELECOM SERVICES - 4.5%
2,475,000	Altice SA., 7.750% due 5/15/22, 144A	2,648,250
833,000	Digicel Ltd., 8.250% due 9/1/17, 144A	861,155
662,000	Qwest Corp., 7.200% due 11/10/26	668,621
2,000,000	West Corp., 7.875% due 1/15/19	2,128,750
700,000	Wind Acquisition Financial SA, 11.750% due 7/15/17, 144A	723,401
2,400,000	Wind Acquisition Financial SA, 7.375% due 4/23/21, 144A	2,568,000
		9,598,177
	TELEPHONE INTEGRATED - 2.9%
1,000,000	Cincinnati Bell, Inc., 8.750% due 3/15/18	1,050,000
300,000	Frontier Communications Corp., 8.500% due 4/15/20	355,500
2,675,000	Level 3 Financing, Inc., 8.125% due 7/1/19	2,932,469
1,800,000	Windstream Corp., 8.125% due 9/1/18	1,893,600
		6,231,569
	TELEVISION - 0.2%
332,000	Videotron Ltd., 9.125% due 4/15/18	342,790

	TRANSPORTATION - EQUIPMENT & LEASING - 0.1%
127,488	AWAS Aviation Capital Ltd., 7.000% due 10/17/16, 144A	131,950

	TRANSPORTATION - TRUCK - 1.2%
2,493,734	YRC WorldWide, 8.000% due 2/13/19	2,546,726

	VITAMINS & NUTRITION PRODUCTS - 0.4%
815,000	NBTY, Inc., 9.000% due 10/1/18	865,938

	WIRELESS EQUIPMENT - 0.5%
1,000,000	Brightstar Corp., 7.250% due 8/1/18, 144A	1,103,750

	TOTAL CORPORATE BONDS & NOTES (Cost $130,808,395)	132,436,978

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 9.6%
86,594	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	$ 71,553
64,691	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	44,043
43,020	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	12,720
52,503	Bayview Commercial Asset Trust, 1.752% due 1/25/35 144A	47,352
4,750,000	Bayview Financial Acquisition Trust, 0.510% due 12/28/36	3,177,741
1,000,000	Bayview Financial Mortgage Pass-Through Trust, 0.950% due 6/28/44	684,208
1,487,000	COMM 2007-C9 Mortgage Trust., 5.988% due 12/10/49, 144A	1,311,999
1,625,000	Credit Suisse Commercial Mortgage Trust, 5.988% due 6/15/38	1,054,094
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.441% due 8/15/38, 144A	140,937
5,456,411	GSAMP Trust 2006-S4, 0.332% due 5/25/36	1,224,481
2,486,883	GSAMP Trust 2006-S4, 6.031% due 5/25/36	813,688
1,103,810	GSRPM Mortgage Loan Trust 2003-2, 3.077% due 6/25/33	913,778
152,402	Impac CMB Trust Series 2004-7, 1.157% due 11/25/34	125,267
823,726	Impac CMB Trust Series 2005-4, 0.797% due 5/25/35	669,277
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.057% due 4/15/45	1,055,377
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.057% due 4/15/45	1,905,458
1,717,000	Merrill Lynch Commercial Mortgage Trust 2006-4, 5.324% due 12/12/49	1,210,087
992,000	Prime Mortgage Trust, 0.552% due 2/25/35	648,398
1,168,466	Residential Asset Securities Corp., 2003-KS3 Trust, 1.157% due 5/25/33	877,871
832,832	Residential Asset Securities Corp., 2003-KS11 Trust, 1.950% due 1/25/34	588,971
968,520	Residential Asset Securities Corp., 2004-KS3 Trust, 1.725% due 4/25/34	709,587
949,026	Residential Asset Mortgage Products 2004-RS11 Trust, 2.072% due 11/25/34	724,498
1,403,873	Truman Capital Mortgage Loan, 2.902% due 1/25/34, 144A	1,218,916
2,756,636	Voyager CBASS Delaware Trust, 0.381% due 2/26/37, 144A	476,234
1,245,000	Wachovia Mortgage Loan Trust, 0.842% due 10/25/35	860,625
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $19,754,853)	20,567,160

	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.0.%
375,378	Freddie Mac REMICS, 6.538% due 8/15/35 (Cost $77,726)	73,500

	SHORT-TERM INVESTMENT - 10.7%
	MONEY MARKET FUND-10.7%
22,916,228	Fidelity Institutional Money Market Fund-	22,916,228
	Money Market Portfolio, to yield 0.13% * (Cost $22,916,228)

	TOTAL INVESTMENTS - 100.9% (Cost $210,325,287) (a)	$ 215,958,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,962,145)
	NET ASSETS - 100.0%	$ 213,996,088

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $210,327,162 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 6,273,113
	Unrealized Depreciation:	(642,042)
	Net Unrealized Appreciation:	$ 5,631,071

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2014 144A securities amounted to $65,203,793 or 30.47% of net assets.

ADR- American Depositary Receipt.

	Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Shares		Value
	CORPORATE BONDS SOLD SHORT - (4.7)%
	CELLULAR TECLECOM - (1.0)%
(2,000,000)	Sprint Communications, Inc., 6.000% due 11/15/22	$ (2,050,000)

	CHEMICALS - DIVERSIFIED - (0.8)%
(1,500,000)	DOW Chemical Company., 4.250% due 11/15/20	(1,635,210)

	DIVERSIFIED MANUFACTURE OPERATION - (0.5)%
(1,000,000)	Bombardier, Inc., 6.125% due 1/15/23, 144A	(1,035,000)

	ELECTRONIC COMPONENT- SEMICONDUCTOR - (1.0)%
(2,000,000)	Advanced Micro Devices, Inc., 7.500% due 8/15/22	(2,167,500)

	FINANCE-OTHER SERVICES - (0.5)%
(1,000,000)	Icahn Enterprises Finance Corp., 6.000% due 8/1/20	(1,076,250)

	FOOD-FLOUR & GRAIN - (0.7)%
(1,500,000)	Post Holdings, Inc., 6.000% due 12/15/22, 144A	(1,531,875)

	OIL EXPLORATION & PRODUCTION - (0.2)%
(500,000)	Forest Oil Corp., 7.250% due 6/15/19	(497,500)
	TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $9,741,324)	(9,993,335)

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Unrealized Gain (Loss)+
SWAP CONTRACTS

AEP Industries, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR  (Notional Value $1,450,000)

$ (9,062)

Advanced Micro Devices, Inc.,, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $4,000,000)	1,280

AMEC PLC., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,555,000)	107,441

Aircastle ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $773,000)	31,393

Banco Bradesco S.A, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $2,000,000)	30,379

Banco Bradesco ADR, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,500,000)	7,725

BHP Billiton LTD, ADR., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $2,000,000)	-

BMC Software, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $500,000)	16,781

Capitaland LTD., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,650,000)	4,125

Cie Generale de Geophysique, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,848,000)	4,620

Chiron Corporation, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,280,000)	(3,200)

Charter Communications, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,373,000)	28,849

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Unrealized Gain (Loss)+

Clearwire Corportation, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR  (Notional Value $540,000)

$ 25,886

DFC Global Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $2,400,000)	15,128

iShares Core US Credit Bond, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,000,000)	(2,658)

Exterran Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $725,000)	19,072

Frontier Communications, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,000,000)	14,398

Jo-Ann Stores, Inc.,, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,475,000)	26,611

Ladbrokers PLC, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,200,000)	-

Monadnock Bancorp, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $500,000)	18,969

99 Cents Only Stores, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,265,000)	-

Nationwide Financial Services, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $2,000,000)	(5,000)

Nationwide Financial Services, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $3,000,000)	(11,250)

Nuvelo, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,980,000)	2,475

Petco Animal Supplies, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,500,000)	5,625

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Unrealized Gain (Loss)+

PetroQuest Energy, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR  (Notional Value $1,250,000)

$ (6,125)

Rockwood Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $3,000,000)	37,500

Seadrill ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,250,000)	24,102

Spectrasite Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,700,000)	4,250

Sprint Nextel Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $4,000,000)	11,856

STHI Holding Corp. Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,550,000)	(10,755)

US Food., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,500,000)	(23,542)

Windstream Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $674,000)	20,620

Encore Wire Corporation., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,300,000)	43,543

Net Unrealized Gain on Swap Contracts	$ 431,036

+ The amount represents fair value of derivative instruments subject to interest risk exposure as of June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 39,964,367	$ -	$ 39,964,367
Corporate Bonds and Notes	-	132,436,978	-	132,436,978
Commercial Mortgage Backed Securities	-	20,567,160	-	20,567,160
Swap Contracts	-	431,036	-	431,036
U.S. Government and Agency Obligation	-	73,500	-	73,500
Short-Term Investment	22,916,228	-	-	22,916,228
Total	$ 22,916,228	$ 193,473,041	$ -	$ 216,389,269

Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ -	$ 9,993,335	$ -	$ 9,993,335
Total	$ -	$ 9,993,335	$ -	$ 9,993,335

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/28/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/28/2014